Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Entity Central Index Key	0001034386
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000005550
Shareholder Report [Line Items]
Fund Name	Treasury Reserve Fund
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Reserve Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 2,427,311,000
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,427,311
Number of Portfolio Holdings	56

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	56.3%
U.S. Treasury Debt	45.3
Other Assets less Liabilities	-1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	31.0%
BNY Mellon	15.8
U.S. Treasury Notes	14.4
JPMorgan Chase	8.4
State Street	8.0
Citigroup Global Markets	4.5
Credit Agricole	4.0
BNP Paribas Securities	3.5
Royal Bank of Canada	2.1
Goldman Sachs	2.1

Material Fund Change [Text Block]